APPENDIX I - RECONCILIATION OF STOCKHOLDERS' EQUITY AND NET INCOME (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Shareholders Equity And Net Income
Stockholders' equity attributed under to the Parent Brazilian GAAP	R$ 86,084,331	R$ 82,061,915	R$ 78,739,563
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	(75,538)	(54,801)	(103,386)
Reclassification of fair value through other comprehensive income	2,814	(33)	182,094
Impairment of financial assets measured at amortized cost	234,410	(816,600)	(1,468,494)
Category transfers - IFRS 9	(664,635)	(219,671)	(141,260)
Deferral of financial fees, commissions and inherent costs under effective interest rate method	1,689,463	1,493,810	1,549,438
Reversal of goodwill amortization	26,618,368	27,136,573	26,709,187
Realization on purchase price adjustments	586,024	594,784	603,544
Adjustment referring to the difference between Book Value vs. the fair on Carsale's entry into Webmotors	79,175
Effect of exercising the Olé Option
Option for Acquisition of Equity Instrument	181,717	(798,016)	(763,988)
Santander Serviços goodwill (Santusa)	(298,978)	(298,978)	(179,387)
Reversal of Provision PIS Law 9,718		980,212
Others	15,854	103,640	512,835
Stockholders' equity attributed to the parent under IFRS	114,453,004	110,182,834	105,640,146
Non-controlling interest under IFRS	403,350	497,342	334,349
Stockholders' equity (including non-controlling interest) under IFRS	114,856,354	110,680,176	105,974,495
Net income attributed to the Parent under Brazilian GAAP	8,973,657	12,570,191	14,987,716
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	(29,788)	(9,826)	(83,995)
Reclassification of fair value through other comprehensive income	(1,383)	(177,887)	45,826
Impairment of financial assets measured at amortized cost	1,036,851	805,578	(1,028,937)
Category transfers - IFRS 9	(17,584)	14,722	126,520
Deferral of financial fees, commissions and inherent costs under effective interest rate method	195,653	(90,260)	215,525
Reversal of goodwill amortization	147,171	96,162	29,658
Realization on purchase price adjustments	(8,760)	(8,760)	(17,758)
Option to Acquire Own Equity Instrument	181,717	184,810	1,180,949
Effect of exercising the Olé Option
Santander Serviços goodwill (Santusa)			29,898
Reversal of Provision PIS Law 9,718	(980,212)	980,212
Others	(48,008)	(77,849)	42,648
Net income attributed to the parent under IFRS	9,449,313	14,287,093	15,528,050
Non-controlling interest under IFRS	49,499	52,382	31,272
Net income (including non-controlling interest) under IFRS	R$ 9,498,812	R$ 14,339,475	R$ 15,559,322